Finance lease liability (Due to related parties)	12 Months Ended
Dec. 31, 2018
Finance lease liability (Due to related parties) [Abstract]
Finance lease liability (Due to related parties):

12.Finance lease liability (Due to related parties):

December 31, 2018
Conquistador bareboat charter	$24,491
Pink Sands bareboat charter	23,511
Xanadu bareboat charter	23,962
Total finance lease liability	71,964
Less: Current portion	(5,274)
Long-term portion	$66,690

On November 19, 2018, the Company entered into three separate bareboat charter agreements for three Newcastlemax drybulk carriers, the Conquistador, Pink Sands and Xanadu, already mortgaged under secured credit facilities, with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $171,500.

The bareboat charterhire is payable as follows: i) an amount of $99,875 in advance (advance bareboat charterhire), calculated as the difference between the aggregate bareboat charterhire and the outstanding balance of the secured credit facilities at the time of the agreements conclusion, and ii) an aggregate amount of $71,625 in quarterly installments, bearing interest (LIBOR plus margin) and having also balloon payments at maturity. As part of the agreements and upon payment of each balloon installment at the final repayment date, the Company has the obligation to purchase the vessels. On November 27, 2018 (commencement date), the vessels were bareboat chartered to the Company upon payment of the advance bareboat charterhire amounts. The transactions were approved by the independent members of the Company’s board of directors taking into account among other things i) independent third-party brokers’ charter free valuations certificates and ii) the actual speed and consumption figures of each vessel, the terms of the proposed time charter parties, fixtures of sister vessels the Company owns and general market activity, respectively (Notes 4, 7, 13).

The Company treats the aforementioned bareboat charter agreements (leases) in accordance with the new lease accounting standard (ASC 842). In accordance with ASC 842, the Company (lessee) classified the leases as finance leases due to the purchase obligation clauses included in the agreements. With regards to these contracts initial recognition the Company recognized (i) the vessels as right-of-use assets in its consolidated balance sheet under “Vessels, net” and is depreciating them over their remaining useful lives, as determined in accordance with Company’s depreciation policy for fixed assets (Note 2o) and (ii) a finance lease liability being reduced by the lease payments and increased by period’s finance lease cost.

More precisely, the Company recorded i) an aggregate finance lease liability amounted to $171,500 being the present value of the aggregate future finance lease liability, as determined using the lessor’s implicit rate (4.98%) to the lease and ii) a right-of-use for the vessels at the same amount. No initial direct costs were incurred by the Company. The aggregate future finance lease liability, consisted of i) the advance bareboat charterhire, ii) the fixed quarterly installments and iii) the expected future interest payments, as determined on commencement date (4.91% - LIBOR at commencement date plus margin).

The weighted average remaining term of the Company’s outstanding finance lease obligations was 9.7 years. The Company recognized an accrued finance lease interest expense amounted to $339 in its accompanying consolidated statement of operations for the year ended December 2018, included in “Interest and finance cost” (Note 18).  The Company recognized depreciation expense of the right-of-use assets amounted to $629 in its accompanying consolidated statement of operations for the year ended December 2018, included in “Depreciation” (Note 4).

The table below presents the movement of finance lease liabilities throughout 2018:

Finance lease liability	Bareboat Charter Agreement date	Original amount	Repayments	Finance lease interest expense	December 31, 2018
Conquistador bareboat charter	November 19, 2018	$56,000	$(31,625)	$116	$24,491
Pink Sands bareboat charter	November 19, 2018	56,000	(32,600)	111	23,511
Xanadu bareboat charter	November 19, 2018	59,500	(35,650)	112	23,962
		$171,500	$(99,875)	$339	$71,964